Structured entities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about consolidated structured entities [abstract]
Covered bond programme

Covered bond programme
	Fair value pledged mortgage loans
in EUR million	2023	2022
Dutch Covered Bond Companies	27,148	21,379
	27,148	21,379